Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Cash flows from operating activities:
Net income	$ 572	$ 449	$ 435
Adjustments to reconcile net income to net cash provided by operations:
Gain on sale of business	(38)
Non-cash asset write-downs		12	22
Depreciation and amortization	56	59	55
Gain on sale of brand names			(20)
Stock-based compensation expense	9	8	7
Deferred income taxes	32	11	12
Other	(2)	(1)
Changes in assets and liabilities, excluding the effects of sale of business:
Accounts receivable	(57)	(35)	33
Inventories	(42)	21	(34)
Other current assets	(2)	24	(5)
Accounts payable and accrued expenses	21	(14)	4
Accrued income taxes	7	(2)	(8)
Noncurrent assets and liabilities	(29)	13	(10)
Cash provided by operating activities	527	545	491
Cash flows from investing activities:
Proceeds from sale of business	234
Additions to property, plant, and equipment	(39)	(34)	(49)
Proceeds from sale of property, plant, and equipment	12	2
Acquisition of brand names and trademarks	(1)
Proceeds from sale of brand names and trademarks			17
Computer software expenditures	(3)	(3)	(5)
Cash (used for) provided by investing activities	203	(35)	(37)
Cash flows from financing activities:
Net repayment of short-term borrowings	(188)	(149)	(249)
Repayment of long-term debt	(3)	(153)	(4)
Proceeds from long-term debt	248		249
Debt issuance costs	(2)		(2)
Net payments related to exercise of stock-based awards	(7)	(6)	(6)
Excess tax benefits from stock-based awards	8	3	4
Acquisition of treasury stock	(136)	(158)	(39)
Dividends paid	(326)	(174)	(169)
Cash used for financing activities	(406)	(637)	(216)
Effect of exchange rate changes on cash and cash equivalents	11	19	(17)
Net increase (decrease) in cash and cash equivalents	335	(108)	221
Cash and cash equivalents, beginning of period	232	340	119
Cash and cash equivalents, end of period	567	232	340
Supplemental disclosure of cash paid for:
Interest	26	32	34
Income taxes	$ 203	$ 219	$ 222